Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Financial Assets
Cash and due from banks	$ 53,542		$ 28,905
Investment securities held-to-maturity	88,740	[1],[2]	41,858
Loans	381,277		306,304
Financial Liabilities
Time deposits	32,946		22,665
Long-term debt	39,829		32,125
Carrying Amount [Member]
Financial Assets
Cash and due from banks	53,542		28,905
Federal funds sold and securities purchased under resale agreements	356		359
Investment securities held-to-maturity	88,740		41,858
Loans held for sale	351		1,152
Loans	318,277		306,304
Other	2,962		1,521
Financial Liabilities
Time deposits	32,946		22,665
Short-term borrowings	29,527		9,750
Long-term debt	39,829		32,125
Other	5,137		3,862
Fair Value [Member]
Financial Assets
Cash and due from banks	53,542		28,905
Federal funds sold and securities purchased under resale agreements	356		359
Investment securities held-to-maturity	77,874		41,812
Loans held for sale	351		1,152
Loans	368,874		312,724
Other	2,962		1,521
Financial Liabilities
Time deposits	32,338		22,644
Short-term borrowings	29,145		9,646
Long-term debt	37,622		32,547
Other	5,137		3,862
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks	53,542		28,905
Investment securities held-to-maturity	1,293
Fair Value [Member] | Level 2 [Member]
Financial Assets
Federal funds sold and securities purchased under resale agreements	356		359
Investment securities held-to-maturity	76,581		41,812
Other	2,224		630
Financial Liabilities
Time deposits	32,338		22,644
Short-term borrowings	29,145		9,646
Long-term debt	37,622		32,547
Other	1,500		1,170
Fair Value [Member] | Level 3 [Member]
Financial Assets
Loans held for sale	351		1,152
Loans	368,874		312,724
Other	738		891
Financial Liabilities
Other	$ 3,637		$ 2,692

[1]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[2]	The weighted-average maturity of total held-to-maturity investment securities was 7.4 years at December 31, 2021, with a corresponding weighted-average yield of 1.45 percent. The weighted-average maturity of total available-for-sale investment securities was 5.5 years at December 31, 2021, with a corresponding weighted-average yield of 1.73 percent.